Notes and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes and Other Receivables [Abstract]
Notes receivable			$ 900
Other receivables		362	440
Total Notes and Other Receivables	$ 341	$ 362	$ 1,340